Interest expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Capitalized interest	$ 143	$ 135
Interest expense	$ (1,713)	$ (1,475)
Capitalisation rate of borrowing costs eligible for capitalisation	4.50%	4.31%
Interest expense on long-term debt
Disclosure of detailed information about borrowings [line items]
Interest expense	$ (1,623)	$ (1,391)
Interest expense on other debt
Disclosure of detailed information about borrowings [line items]
Interest expense	(233)	(219)
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Interest expense	$ (218)	$ (193)